Cash and Cash Equivalents - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Interbank deposits [Member]
Cash and cash equivalents1 [Line Items]
Amounts related to interbank deposits and securities purchased under agreements to resell not included in cash equivalents	R$ 13,726	R$ 9,334
Securities purchased under agreements to resell [Member]
Cash and cash equivalents1 [Line Items]
Amounts related to interbank deposits and securities purchased under agreements to resell not included in cash equivalents	R$ 195,469	R$ 200,832